Employee Benefit Plans - Summary of Stock Options Outstanding Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares
Shares, Outstanding beginning balance	268,375	267,425
Shares, Granted	85,500	20,500
Shares, Exercised	(28,450)	(19,550)
Shares, Outstanding ending balance	325,425	268,375	267,425
Shares, Exercisable	150,525	142,575
Weighted Average Exercise Price
Weighted average exercise price, Outstanding beginning balance	$ 14.77	$ 14.11
Weighted average exercise price, Granted	26.89	20.43
Weighted average exercise price, Exercised	11.16	11.73
Weighted average exercise price, Outstanding ending balance	18.27	14.77	$ 14.11
Weighted average exercise price, Exercisable	$ 14.29	$ 13.28
Weighted Average Remaining Contractual Term (years)
Weighted average remaining contractual term (years)	6 years 6 months 7 days	5 years 10 months 13 days	6 years 3 months 7 days
Weighted average remaining contractual term (years), Exercisable	4 years 3 months 3 days	3 years 11 months 23 days
Range of Exercise Prices
Range of exercise prices, Outstanding ending balance, lower limit	$ 8.40	$ 8.00
Range of exercise prices, Outstanding ending balance, upper limit	27.00	22.75
Minimum
Range of Exercise Prices
Range of Exercise Prices, Exercisable	8.40	8.00
Maximum
Range of Exercise Prices
Range of Exercise Prices, Exercisable	$ 27.00	$ 22.75